CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, unless otherwise specified	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total
BALANCE at Dec. 31, 2011	$ 836,721	$ 28,716	$ 326,919	$ 54,889	$ 1,247,245
Increase (Decrease) in Stockholder's Equity
Net income			211,936	1,645	213,581
Preferred stock issuance				434	434
Foreign currency translation adjustment		15,084			15,084
Stock compensation	4,219				4,219
Pension liability adjustment, net of tax		(154)			(154)
Change in unrealized gain on retained interests, net of tax		(1,358)			(1,358)
Change in derivative financial instruments, net of tax		4,360			4,360
BALANCE at Dec. 31, 2012	840,940	46,648	538,855	56,968	1,483,411
Increase (Decrease) in Stockholder's Equity
Net income			264,880	1,460	266,340
Dividends paid to CNH Industrial America LLC			(200,000)		(200,000)
Foreign currency translation adjustment		(44,158)			(44,158)
Stock compensation	1,242				1,242
Pension liability adjustment, net of tax		1,806			1,806
Change in unrealized gain on retained interests, net of tax		(1,632)			(1,632)
Change in derivative financial instruments, net of tax		3,408			3,408
BALANCE at Dec. 31, 2013	842,182	6,072	603,735	58,428	1,510,417
Increase (Decrease) in Stockholder's Equity
Net income			258,023	1,227	259,250
Dividends paid to CNH Industrial America LLC			(115,000)		(115,000)
Preferred dividend paid to CNH Industrial Canada Ltd.				(23,803)	(23,803)
Foreign currency translation adjustment		(57,822)			(57,822)
Stock compensation	1,068				1,068
Pension liability adjustment, net of tax		(342)			(342)
Change in unrealized gain on retained interests, net of tax		(244)			(244)
Change in derivative financial instruments, net of tax		2,408			2,408
BALANCE at Dec. 31, 2014	$ 843,250	$ (49,928)	$ 746,758	$ 35,852	$ 1,575,932